CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Mar. 31, 2026
Condensed Financial Information Disclosure [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

NOTE 22 — CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X require the condensed financial information of the parent company to be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC subsidiary and the VIEs exceeded 25% of the consolidated net assets of the Company, therefore, the condensed financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries and the VIEs shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries and the VIEs in the form of loans, advances or cash dividends without the consent of a third party.

The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries and VIEs. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries and VIEs” and the respective profit or loss as “Equity in earnings of subsidiaries and VIEs” on the condensed statements of comprehensive income.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S GAAP have been condensed or omitted.

The Company did not pay any dividend for the periods presented. As of March 31, 2026 and 2025, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

	March 31,	March 31,
	2026	2025
ASSETS
Current assets
Cash	$20,834	$2,885,258
Amounts due from related parties	1,546,589	1,497,089
Other current assets	-	100,156
Intercompany receivable	3,062,100	3,564,119
Total current assets	4,629,523	8,046,622

Non-current assets
Investment in subsidiaries and VIEs	5,950,770	7,032,153

Total assets	$10,580,293	$15,078,775

LIABILITIES AND SHAREHOLDERS’ EQUITY

Current liabilities
Convertible note payable	$279,019	$2,391,945
Derivative liability	-	2,032,530
Promissory note payable	1,314,864	-
Payroll payable	68,000	42,500
Amounts due to related parties	100	100
Accrued liabilities and other current liabilities	84,476	141,602
Total current liabilities	1,746,459	4,608,677

Total liabilities	$1,746,459	$4,608,677

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Class A ordinary share, par value $0.0016 per share, 112,500,000,000 shares authorized, 1,656,609 and 1,115,172 shares issued and outstanding as of March 31, 2026 and 2025, respectively*	2,650	1,784
Class B ordinary share, par value $0.0016 per share, 12,500,000,000 shares authorized, 366,000 shares issued and outstanding as of March 31, 2026 and 2025, respectively*	586	586
Additional paid-in capital	22,984,723	13,754,806
Accumulated deficits	(13,745,259)	(2,422,343)
Accumulated other comprehensive loss	(408,866)	(864,735)
Total shareholders’ equity	8,833,834	10,470,098

Total liabilities and shareholders’ equity	$10,580,293	$15,078,775

*	Retrospectively adjusted to reflect the authorized share capital increase effective on January 8, 2026, 16-for-1 share consolidation effective on April 20, 2026, authorized share capital increase effective on May 6, 2026 (see Note 19).
	For the Years Ended
	March 31,
	2026	2025	2024
OPERATING EXPENSES
Selling expenses	$552,204	$2,256,284	$-
General and administrative expenses	7,588,142	5,239,764	-

OTHER INCOME
Interest expenses, net	(140,836)	(67,043)	-
Amortization of debt issuance costs	(562,330)	(230,700)	-
Gain (loss) on derivative liabilities	682,848	(356,134)	-
Other expenses	(125,000)	-	-

EQUITY IN EARNINGS (LOSS) OF SUBSIDIARIES AND VIES	$(3,037,252)	$(2,648,393)	$8,652

NET (LOSS) INCOME	(11,322,916)	(10,798,318)	8,652
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	455,869	(53,179)	(526,589)
COMPREHENSIVE LOSS ATTRIBUTABLE TO THE COMPANY	$(10,867,047)	$(10,851,497)	$(517,937)
	For the Years Ended
	March 31,
	2026	2025	2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$(11,322,916)	$(10,798,318)	$8,652
Adjustments to reconcile net cash flows used in operating activities:
Stock-based compensation	1,493,208	2,672,450	-
Issuance of Class A Ordinary Share for services	4,936,667	3,643,333	-
Loss (gain) on derivative liabilities	(682,848)	356,134	-
Amortization of debt issuance cost	562,330	230,700	-
Accrued interest expense for convertible note payable	125,972	70,247	-
Accrued interest expense for promissory note payable	14,864	-	-

Changes in operating assets and liabilities:
Other current assets	100,156	(100,156)	-
Payroll payable	25,500	42,500	-
Accrued expenses and other current liabilities	(57,130)	141,602	-
Equity in earnings of subsidiary and VIEs	3,037,252	2,648,393	(8,652)
Net cash used in operating activities	(1,766,945)	(1,093,115)	-

CASH FLOWS FROM INVESTING ACTIVITIES:
Payments made to intercompany	(997,979)	(3,168,580)	-
Payments made to related parties	(49,500)	(1,497,089)	-
Net cash used in investing activities	(1,047,479)	(4,665,669)	-

CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from initial public offerings, net of issuance costs	-	4,436,973	-
Net proceeds from issuance of convertible note	-	4,206,970	-
Repayment of convertible note	(1,350,000)	-	-
Net proceeds from issuance of promissory note payable	1,300,000	-	-
Proceeds from loans from related parties	-	99	-
Net cash provided by (used in) financing activities	(50,000)	8,644,042	-

CHANGES IN CASH	(2,864,424)	2,885,258	-

CASH, beginning of year	2,885,258	-	-

CASH, end of year	$20,834	$2,885,258	$-

SUPPLEMENTAL NON-CASH FINANCING ACTIVITY:
Increase of intercompany receivables due to Subsidiaries and VIEs collection of proceeds of issuance of Class A securities on behalf of the parent company	$-	$-	$458,341
Conversion of convertible notes and related accrued interest into Class A ordinary shares	$2,800,908	$439,575	-